Fair value - Financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities measured at amortized cost
Total gross debt	€ 64,398	€ 80,980	€ 99,107
Carrying value
Financial liabilities measured at amortized cost
Total gross debt	64,398	80,980	99,108
Trade payables	21,196	23,230	20,171
Other liabilities excl. written put option on NCI	335	330	485
Total financial liabilities measured at amortized cost	85,929	104,540	119,764
Financial liabilities measured at fair value
Cash settled share based payments	0	9	147
Derivatives	0	0	118
Total financial liabilities measured at fair value	0	9	265
Total non-current	38,915	61,020	79,905
Total current	47,014	43,529	40,124
Fair value
Financial liabilities measured at amortized cost
Total gross debt	63,062	78,848	100,417
Trade payables	21,196	23,230	20,171
Other liabilities excl. written put option on NCI	335	330	485
Total financial liabilities measured at amortized cost	€ 84,593	€ 102,408	€ 121,073